STOCKHOLDERS' DEFICIT - Common Stock Shares (Details)		12 Months Ended
	Sep. 02, 2021 shares	Dec. 31, 2023 USD ($) Vote $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 08, 2021 shares
Class A Common Stock Not Subject to Redemption [Member]
Class of Stock [Line Items]
Common shares, shares issued (in shares)		1,277,234	1,277,234
Common shares, shares outstanding (in shares)		1,277,234	1,277,234
Class A Common Stock Subject to Redemption [Member]
Class of Stock [Line Items]
Class A common stock subject to possible redemption, outstanding (in shares)		28,715,597	28,744,342
Class A Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		200,000,000	200,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Class A common stock subject to possible redemption, issued (in shares)		28,715,597	28,750,000	143,750
Class A common stock subject to possible redemption, outstanding (in shares)		28,715,597	28,750,000
Issuance of Class A common stock to representative | $		$ 1,437,500
Issuance of Class A common stock to representative (in shares)		1,277,234	1,277,234
Class B Common Stock
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		10,000,000	10,000,000
Common shares, par value (in dollars per share) | $ / shares		$ 0.0001	$ 0.0001
Common shares, votes per share | Vote		1
Common shares, shares issued (in shares)	7,187,500	7,158,025	7,187,500
Common shares, shares outstanding (in shares)	7,187,500	7,158,025	7,187,500
Transferred shares to qualified institutional buyers		1,650,000
Ratio to be applied to the stock in the conversion		0.20
Numbers of shares surrendered for no consideration	1,437,500
Stock conversion basis at time of business combination		1